Accounts Payable - Summary of Accounts Payable (Parenthetical) (Detail) - BRL (R$) R$ in Thousands				12 Months Ended
	Nov. 30, 2020	Apr. 30, 2019	Dec. 29, 2016	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Partners approved dividends distributions	R$ 133,194	R$ 67,400		R$ 27,423
Payments of dividends				37,426	R$ 33,955
Current dividend payables				R$ 95,768	R$ 33,445
Funds quotas acquisition commitment			R$ 2,038
Funds quotas acquisition commitment term			4 years
Funds quotas acquisition commitment Discount Percent			10.80%